Inventories (Schedule of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 737	$ 658
Work in process	139	116
Finished goods	509	471
Total inventories	$ 1,385	$ 1,245